CONSOLIDATED BALANCE SHEETS - USD ($)			1 Months Ended		3 Months Ended				6 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2021		Jun. 30, 2022		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022		Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 03, 2021	Dec. 31, 2018
CURRENT ASSETS:
Cash												$ 100,935	$ 179,512
TOTAL CURRENT ASSETS												456,123	179,512
LONG-TERM ASSETS:
TOTAL ASSETS (1)												316,723,259	394,960
CURRENT LIABILITIES:
TOTAL CURRENT LIABILITIES												21,449,750	372,246
LONG-TERM LIABILITIES:
TOTAL LIABILITIES (1)												34,663,009	372,246
COMMITMENTS AND CONTINGENCIES (NOTE 26)
STOCKHOLDERS'/MEMBERS' EQUITY (DEFICIT):
Additional Paid in Capital													24,209
Accumulated Deficit												(34,190,624)	(2,286)
TOTAL LIABILITIES, MEZZANINE EQUITY & STOCKHOLDERS' EQUITY												$ 316,723,259	$ 394,960
P3 Health Partners Inc.
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Successor		Successor		Predecessor	Predecessor	Successor		Predecessor	Predecessor	Predecessor		Predecessor
CURRENT ASSETS:
Cash	$ 140,477,586		$ 140,477,586		$ 63,145,379		$ 16,322,893		$ 63,145,379		$ 16,322,893	$ 5,300,842	$ 36,261,104		$ 32,592,496
Restricted Cash	356,286		356,286		753,920		223,872		753,920		223,872	54,095	3,641,843		312,352
Health Plan Receivables	50,251,004		50,251,004		99,806,410				99,806,410				44,962,787
Clinic Fees and Insurance Receivables, Net	1,090,104		1,090,104		1,931,291				1,931,291				675,954
Other Receivables	726,903		726,903		261,935				261,935				146,117
Prepaid Expenses and Other Current Assets	6,959,067		6,959,067		5,080,149				5,080,149				5,192,782
TOTAL CURRENT ASSETS	199,860,950		199,860,950		170,979,084				170,979,084				90,880,587
LONG-TERM ASSETS:
Property and Equipment, Net	8,230,250		8,230,250		9,630,761				9,630,761				7,743,414
Less: Accumulated Depreciation	(182,321)		(182,321)		(1,337,796)				(1,337,796)				(1,592,827)
Property and Equipment, Net	8,047,929		8,047,929		8,292,965				8,292,965				6,150,587
Goodwill	1,309,750,216		1,309,750,216		458,294,462				458,294,462			3,805,628	871,128		741,128	$ 1,278,452,778
Intangible Assets, Net	835,838,605		835,838,605		793,553,591				793,553,591			2,011,208				$ 835,400,000
Notes Receivable, Net	3,590,715		3,590,715		3,579,220				3,579,220				3,804,662
Right of Use Asset	7,020,045		7,020,045		9,510,518				9,510,518				4,728,242
TOTAL LONG-TERM ASSETS	2,164,247,510		2,164,247,510		1,273,230,756				1,273,230,756				15,554,619
TOTAL ASSETS (1)	2,364,108,460	[1],[2]	2,364,108,460	[1],[2]	1,444,209,840	[1]			1,444,209,840	[1]			106,435,206	[2]
CURRENT LIABILITIES:
Accounts Payable and Accrued Expenses	17,730,683		17,730,683		20,693,070				20,693,070				11,793,125
Accrued Payroll	6,304,362		6,304,362		3,263,338				3,263,338				4,003,373
Health Plans Settlements Payable	22,548,694		22,548,694		18,022,395				18,022,395				13,742,775
Claims Payable	101,958,324		101,958,324		139,322,367				139,322,367				56,934,400
Premium Deficiency Reserve	37,835,642		37,835,642		35,021,557				35,021,557				0
Accrued Interest	8,771,065		8,771,065		11,329,930				11,329,930				4,052,406
Current Portion of Long-Term Debt	46,101		46,101										89,988
Short-Term Debt	3,578,561		3,578,561		1,178,229				1,178,229
TOTAL CURRENT LIABILITIES	198,773,432		198,773,432		228,830,886				228,830,886				90,616,067
LONG-TERM LIABILITIES:
Right of Use Liability	6,296,883		6,296,883		10,575,753				10,575,753				3,634,429
Warrant Liabilities	11,382,826		11,382,826		5,429,009				5,429,009				6,316,605
Contingent Consideration	3,486,593		3,486,593		3,674,192				3,674,192
Long-Term Debt	80,000,000		80,000,000		80,000,000				80,000,000				45,387,986
TOTAL LONG-TERM LIABILITIES	101,166,302		101,166,302		99,678,954				99,678,954				55,339,020
TOTAL LIABILITIES (1)	299,939,734	[1],[2]	299,939,734	[1],[2]	328,509,840	[1]			328,509,840	[1]			145,955,087	[2]
COMMITMENTS AND CONTINGENCIES (NOTE 26)
Redeemable Non-Controlling Interest	1,790,617,285		1,790,617,285		1,007,075,525				1,007,075,525
STOCKHOLDERS'/MEMBERS' EQUITY (DEFICIT):
Accumulated Equity-Based Compensation (Predecessor)													447,474
Redemption of Profits Interests (Predecessor)													(180,000)
Additional Paid in Capital	312,945,752		312,945,752		312,945,752				312,945,752
Accumulated Deficit	(39,418,124)		(39,418,124)		(204,345,577)				(204,345,577)				(130,485,179)
TOTAL STOCKHOLDERS' EQUITY	273,551,441		273,551,441		108,624,475		$ (183,308,520)	$ (154,407,902)	108,624,475		$ (183,308,520)	(272,916,391)	(130,217,705)		$ (99,073,637)		$ (55,684,119)
TOTAL LIABILITIES, MEZZANINE EQUITY & STOCKHOLDERS' EQUITY	2,364,108,460		2,364,108,460		1,444,209,840				1,444,209,840				106,435,206
Class D Units Subject To Possible Redemption | P3 Health Partners Inc.
LONG-TERM LIABILITIES:
Units Subject to Possible Redemption (Predecessor)													47,041,554
Class A Units Subject to Possible Redemption | P3 Health Partners Inc.
LONG-TERM LIABILITIES:
Units Subject to Possible Redemption (Predecessor)													$ 43,656,270
Common Class A
STOCKHOLDERS'/MEMBERS' EQUITY (DEFICIT):
Common stock												$ 874
Common Class A | P3 Health Partners Inc.
STOCKHOLDERS'/MEMBERS' EQUITY (DEFICIT):
Common stock	4,158		4,158		4,158				4,158
Common Class V | P3 Health Partners Inc.
STOCKHOLDERS'/MEMBERS' EQUITY (DEFICIT):
Common stock	$ 19,655		$ 19,655		$ 20,142				$ 20,142

[1]	The Company’s condensed consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 25: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The condensed consolidated balance sheets include total assets that can be used only to settle obligations of the P3 LLC’s VIEs totaling $9.2 million and $8.1 million as of June 30, 2022 and December 31, 2021, respectively, and total liabilities of the P# LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $7.8 million and $6.1 million as of June 30, 2022 and December 31, 2021, respectively. These VIE assets and liabilities do not include $6.0 million of investment in affiliates as of June 30, 2022 and December 31, 2021, and $28.6 million and $24.1 million of amounts due to affiliates as of June 30, 2022 and December 31, 2021, respectively, as these are eliminated in consolidation and not presented within the condensed consolidated balance sheets. See Note 25 “Variable Interest Entities.”
[2]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 28: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $8.1 million and $0.8 million as of December 31, 2021 and December 31, 2020, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $6.1 million and $1.7 million as of December 31, 2021 and December 31, 2020, respectively. These VIE assets and liabilities do not include $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 and $19.4 million of amounts due to affiliates as of December 31, 2020 as these are eliminated in consolidation and not presented within the consolidated balance sheets. See Note 28 “Variable Interest Entities.”